Goodwill and Identified Intangible Assets - Schedule of changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance, beginning of period	$ 47,481	$ 47,461
Addition	0	20
Balance, end of period	$ 47,481	$ 47,481